Segment information and information by geographical area (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) NUMBER	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Segment information and information by geographical area
Number of general departments | NUMBER	2
Sales from operations	€ 93,717	€ 132,512	€ 76,575
Operating profit	8,257	17,510	12,341
Net provisions for contingencies	(1,369)	(2,985)	(707)
Depreciation and amortization	(7,479)	(7,205)	(7,063)
Impairments of tangible and intangible assets and right-of-use assets	(2,262)	1,567	(1,723)
Reversals of tangible and intangible assets and right-of-use assets	460	427	1,556
Write-off of tangible and intangible assets	(535)	(599)	(387)
Share of profit (loss) from equity-accounted investments	1,336	1,841	(1,091)
Assets	142,606	152,130
Equity-accounted investments	12,630	12,092	5,887
Liabilities	88,962	96,900
Capital expenditure in tangible and intangible assets	9,215	8,056	5,234
Allocated amounts
Segment information and information by geographical area
Assets	99,664	100,686	94,292
Liabilities	44,866	48,103	40,989
Elimination of intersegment amounts
Segment information and information by geographical area
Operating profit	81	138	(208)
Net provisions for contingencies	(12)	19	(23)
Depreciation and amortization	34	33	33
Assets	(378)	(472)	(591)
Liabilities	(56)	(68)	(49)
Capital expenditure in tangible and intangible assets	(19)	(4)	(4)
Unallocated amounts
Segment information and information by geographical area
Assets	42,942	51,444	43,473
Liabilities	44,096	48,797	52,257
Exploration & Production
Segment information and information by geographical area
Sales from operations	10,843	12,889	8,846
Exploration & Production | Operating segments
Segment information and information by geographical area
Sales from operations	23,903	31,194	21,742
Operating profit	8,549	15,963	10,113
Net provisions for contingencies	(347)	(147)	(221)
Depreciation and amortization	(6,148)	(6,017)	(5,976)
Impairments of tangible and intangible assets and right-of-use assets	(1,413)	(613)	(194)
Reversals of tangible and intangible assets and right-of-use assets	376	181	1,438
Write-off of tangible and intangible assets	(531)	(596)	(375)
Share of profit (loss) from equity-accounted investments	1,009	1,526	8
Assets	62,180	60,298	61,699
Equity-accounted investments	6,773	7,314	2,639
Liabilities	18,020	17,339	17,024
Capital expenditure in tangible and intangible assets	7,133	6,252	3,824
Exploration & Production | Elimination of intersegment amounts
Segment information and information by geographical area
Sales from operations	(13,060)	(18,305)	(12,896)
Global Gas & LNG Portfolio
Segment information and information by geographical area
Sales from operations	16,910	41,230	16,973
Global Gas & LNG Portfolio | Operating segments
Segment information and information by geographical area
Sales from operations	20,139	48,586	20,843
Operating profit	2,431	3,730	899
Net provisions for contingencies	(205)	(393)	(139)
Depreciation and amortization	(233)	(217)	(174)
Impairments of tangible and intangible assets and right-of-use assets	(3)	(6)	(28)
Reversals of tangible and intangible assets and right-of-use assets	4	18	2
Write-off of tangible and intangible assets		(1)
Share of profit (loss) from equity-accounted investments	49	4
Assets	6,381	12,282	10,022
Equity-accounted investments	531	1	17
Liabilities	5,997	12,572	10,072
Capital expenditure in tangible and intangible assets	16	23	19
Global Gas & LNG Portfolio | Elimination of intersegment amounts
Segment information and information by geographical area
Sales from operations	(3,229)	(7,356)	(3,870)
Enilive, Marketing and Chemicals
Segment information and information by geographical area
Sales from operations	52,165	58,470	40,051
Enilive, Marketing and Chemicals | Operating segments
Segment information and information by geographical area
Sales from operations	52,558	59,178	40,374
Operating profit	(1,397)	460	45
Net provisions for contingencies	392	1,110	137
Depreciation and amortization	524	(506)	512
Impairments of tangible and intangible assets and right-of-use assets	770	(752)	1,342
Reversals of tangible and intangible assets and right-of-use assets	6	35
Write-off of tangible and intangible assets		2	2
Share of profit (loss) from equity-accounted investments	343	446	(333)
Assets	15,530	14,925	13,326
Equity-accounted investments	3,582	3,084	2,366
Liabilities	10,200	9,011	6,796
Capital expenditure in tangible and intangible assets	982	878	728
Enilive, Marketing and Chemicals | Elimination of intersegment amounts
Segment information and information by geographical area
Sales from operations	(393)	(708)	(323)
Plenitude & Power
Segment information and information by geographical area
Sales from operations	13,598	19,726	10,517
Plenitude & Power | Operating segments
Segment information and information by geographical area
Sales from operations	14,256	20,883	11,187
Operating profit	(464)	(825)	2,355
Net provisions for contingencies	(74)	(14)	(1)
Depreciation and amortization	(466)	(358)	(286)
Impairments of tangible and intangible assets and right-of-use assets	(18)	(125)	(132)
Reversals of tangible and intangible assets and right-of-use assets	48	162	112
Write-off of tangible and intangible assets	(5)		(1)
Share of profit (loss) from equity-accounted investments	(55)	(20)
Assets	13,999	11,987	8,343
Equity-accounted investments	667	663	667
Liabilities	6,076	4,787	3,786
Capital expenditure in tangible and intangible assets	740	631	443
Plenitude & Power | Elimination of intersegment amounts
Segment information and information by geographical area
Sales from operations	(658)	(1,157)	(670)
Corporate and Other activities
Segment information and information by geographical area
Sales from operations	201	197	188
Corporate and Other activities | Operating segments
Segment information and information by geographical area
Sales from operations	1,972	1,886	1,698
Operating profit	(943)	(1,956)	(863)
Net provisions for contingencies	(339)	(1,340)	(186)
Depreciation and amortization	(142)	(140)	(148)
Impairments of tangible and intangible assets and right-of-use assets	(58)	(71)	(27)
Reversals of tangible and intangible assets and right-of-use assets	26	31	4
Write-off of tangible and intangible assets	1		(9)
Share of profit (loss) from equity-accounted investments	(10)	(115)	(766)
Assets	1,952	1,666	1,493
Equity-accounted investments	1,077	1,030	198
Liabilities	4,629	4,462	3,360
Capital expenditure in tangible and intangible assets	363	276	224
Corporate and Other activities | Elimination of intersegment amounts
Segment information and information by geographical area
Sales from operations	€ (1,771)	€ (1,689)	€ (1,510)